INVESTMENT PORTFOLIO (unaudited)

As of December 31, 2019	Highland Total Return Fund

Shares		Value ($)
Common Stocks — 44.9%
COMMUNICATION SERVICES — 17.7%
581	Alphabet, Inc., Class A (a)	778,186
1,901	Alphabet, Inc., Class C (a)	2,541,675
289,379	CenturyLink, Inc.	3,822,697
11,040	GCI Liberty, Inc. (a)	782,184
28,802	Liberty Global (a)	627,740
20,237	Liberty Global, Class A (a)	460,189
99,784	Liberty Media Corp.-Liberty Formula One, Class A (a)	4,368,543
29,000	Reading International, Inc., Class A (a)	324,510
9,260	Walt Disney Co.	1,339,274

		15,044,998

CONSUMER DISCRETIONARY — 1.7%
775	Amazon.com, Inc. (a)	1,432,076
10,046	Tandy Leather Factory (a)	57,363

		1,489,439

CONSUMER STAPLES — 3.0%
629,795	Becle	1,172,278
10,950	British American Tobacco ADR	464,937
10,870	Philip Morris International, Inc.	924,928

		2,562,143

ENERGY — 0.4%
17,000	Cameco	151,300
10,930	Tidewater (a)	210,730

		362,030

FINANCIALS — 6.4%
20	Bank of Utica	8,600
16,870	Berkshire Hathaway, Inc., Class B (a)	3,821,055
25,079	Brookfield Asset Management, Inc., Class A	1,449,594
2,360	Wells Fargo & Co	126,968

		5,406,217

HEALTHCARE — 0.2%
2,534	CVS Health Corp.	188,251

INDUSTRIALS — 9.2%
92,126	AMREP Corp. (a)	550,913
652,122	PICO Holdings, Inc. (a)	7,251,597

		7,802,510

INFORMATION TECHNOLOGY — 0.2%
2,000	QUALCOMM, Inc.	176,460

MATERIALS — 3.1%
13,545	DuPont de Nemours	869,589
1,620	International Flavors & Fragrances Inc.	209,012
22,419	Keweenaw Land Association Ltd. (a)	1,524,492

		2,603,093

REAL ESTATE — 3.0%
44,100	Brookfield Property, Inc., Class A, REIT	813,425
35,100	CIM Commercial Trust, REIT	508,950
19,753	Consolidated-Tomoka Land Co	1,191,501

Shares		Value ($)
Common Stocks (continued)
REAL ESTATE (continued)
1,295	Phillips Edison & Co, Inc., REIT(a)(b)(c)	13,975

		2,527,851

	Total Common Stocks (Cost $34,404,858)	38,162,992

Corporate Obligations — 20.3%
COMMUNICATION SERVICES — 4.5%
650,000	Charter Communications Operating 3.58%, 07/23/20	654,204
6,472	iHeartCommunications, Inc. 6.38%, 05/01/26	7,034
12,132	8.38%, 05/01/27	13,428
3,118,000	Time Warner Cable 5.00%, 02/01/20	3,123,901

		3,798,567

CONSUMER DISCRETIONARY — 1.9%
310,000	DR Horton, Inc. 4.00%, 02/15/20	310,701
844,000	Expedia Group 5.95%, 08/15/20	862,944
400,000	Ford Motor Credit 2.43%, 06/12/20	399,788

		1,573,433

CONSUMER STAPLES — 1.8%
124,000	Altria Group, Inc. 2.63%, 01/14/20	124,018
70,000	Keurig Dr Pepper, Inc. 2.00%, 01/15/20	69,997
101,000	Kraft Heinz Foods Co 2.80%, 07/02/20	101,170
499,000	5.38%, 02/10/20	500,449
144,000	Mondelez International, Inc. 5.38%, 02/10/20	144,475
37,000	Reynolds American 6.88%, 05/01/20	37,594
545,000	Wm Wrigley Jr 3.38%, 10/21/20	550,379

		1,528,082

ENERGY — 1.3%
359,000	Kinder Morgan Energy Partners LP 6.85%, 02/15/20	360,822
42,000	Kinder Morgan, Inc. 5.63%, 11/15/23 (d)	46,460
134,000	Pioneer Natural Resources 7.50%, 01/15/20	134,224
536,000	Williams Cos., Inc. 5.25%, 03/15/20	539,181

		1,080,687

FINANCIALS — 2.8%
340,000	Bank of America VAR ICE LIBOR USD 3 Month+4.174%, 6.50% (e)	386,143

INVESTMENT PORTFOLIO (unaudited)(continued)

As of December 31, 2019	Highland Total Return Fund

Shares		Value ($)
Corporate Obligations (continued)
FINANCIALS (continued)
50,000	Bank of New York Mellon Corp. MTN 2.60%, 08/17/20	50,207
17,000	Charles Schwab Corp./The 4.45%, 07/22/20	17,266
160,000	Citigroup, Inc. 2.40%, 02/18/20	160,069
450,000	Discover Bank 3.10%, 06/04/20	451,704
500,000	7.00%, 04/15/20	506,735
25,000	Goldman Sachs Group, Inc. MTN VAR ICE LIBOR USD 3 Month+1.600%, 3.60%, 07/15/20	25,149
181,000	JPMorgan Chase & Co VAR ICE LIBOR USD 3 Month+3.470%, 5.41% (e)	182,904
81,000	PNC Financial Services Group 5.13%, 02/08/20	81,229
500,000	Prudential Financial, Inc. VAR ICE LIBOR USD 3 Month+3.920%, 5.63%, 06/15/43	538,432

		2,399,838

HEALTHCARE — 3.3%
17,000	AbbVie 2.50%, 05/14/20	17,026
425,000	Allergan 3.38%, 09/15/20	428,700
	Allergan Funding SCS
1,214,000	3.00%, 03/12/20	1,214,931
13,000	Amgen, Inc. 4.50%, 03/15/20	13,065
506,000	Cigna Holding 5.13%, 06/15/20	512,900
655,000	Zimmer Biomet Holdings 2.70%, 04/01/20	655,446

		2,842,068

INDUSTRIALS — 2.9%
321,000	Aircastle Ltd. 7.63%, 04/15/20	325,767
158,000	Delta Air Lines, Inc. 2.88%, 03/13/20	158,032
645,000	General Electric Co MTN VAR ICE LIBOR USD 3 Month+3.330%, 5.00% (e)	632,732
821,000	5.50%, 01/08/20	821,300
26,000	5.55%, 05/04/20	26,281
10,000	Ingersoll-Rand Luxembourg Finance 2.63%, 05/01/20	10,014
10,000	Molex Electronic Technologies 2.88%, 04/15/20	10,014
54,000	Republic Services, Inc. 5.00%, 03/01/20	54,242

Shares		Value ($)
Corporate Obligations (continued)
INDUSTRIALS (continued)
3,000	Rockwell Automation, Inc. 2.05%, 03/01/20	3,000
425,000	Rolls-Royce 2.38%, 10/14/20 (d)	426,674

		2,468,056

INFORMATION TECHNOLOGY — 1.1%
784,000	Broadcom Corp. 2.38%, 01/15/20	784,041
127,000	Lam Research 2.75%, 03/15/20	127,069

		911,110

MATERIALS — 0.1%
11,000	Avery Dennison Corp. 5.38%, 04/15/20	11,088
95,000	Vulcan Materials Co VAR ICE LIBOR USD 3 Month+0.600%, 2.49%, 06/15/20	95,105

		106,193

REAL ESTATE — 0.1%
30,000	Iron Mountain, Inc. 6.00%, 08/15/23	30,700
89,000	Reckson Operating Partnership LP 7.75%, 03/15/20	89,986

		120,686

UTILITIES — 0.5%
145,000	TECO Finance, Inc. 5.15%, 03/15/20	145,895
250,000	WEC Energy Group, Inc. VAR ICE LIBOR USD 3 Month+2.113%, 4.02%, 05/15/67	233,212

		379,107

	Total Corporate Obligations (Cost $17,332,440)	17,207,827

Foreign Common Stocks — 17.2%
CANADA — 0.1%
11,250	PrairieSky Royalty Ltd.	132,129

FRANCE — 12.3%
1,067,898	Bollore SA	4,663,631
3,246	Financiere de L’Odet SA	2,849,318
24,260	Vivendi SA	703,125
75,975	Vivendi SA ADR	2,199,476

		10,415,550

GERMANY — 0.2%
9,140	Deutsche Telekom AG ADR	148,799

JAPAN — 4.4%
30,320	Nintendo Co, Ltd. ADR	1,512,968
32,345	Sony Corp. ADR	2,199,460

		3,712,428

INVESTMENT PORTFOLIO (unaudited)(continued)

As of December 31, 2019	Highland Total Return Fund

Shares		Value ($)
Foreign Common Stocks (continued)
UNITED KINGDOM — 0.2%
1,704	iHeartMedia, Inc. (a)	28,798
6,385	Williams Cos., Inc.	151,452

		180,250

	Total Foreign Common Stocks (Cost $14,301,221)	14,589,156

Registered Investment Companies — 5.0%
1	BlackRock Taxable Municipal Bond Trust	24
103	Cohen & Steers Limited Duration Preferred and Income Fund	2,701
400	DoubleLine Income Solutions Fund	7,904
44,361	DoubleLine Opportunistic Credit Fund	915,611
186,396	Kayne Anderson Midstream	1,960,886
74,016	Kayne Anderson MLP	1,031,043
4,250	RiverNorth	69,827
39,710	TCW Strategic Income Fund	229,127

	Total Registered Investment Companies (Cost $3,998,979)	4,217,123

U.S. Treasury Obligations — 2.9%
500,000	U.S. Treasury Notes 1.38%, 1/15/2020	499,951
500,000	1.75%, 12/31/2020	500,567
1,500,000	U.S. Treasury Bills 1.46%, 1/30/2020 (f)	1,498,308

	Total U.S. Treasury Obligations (Cost $2,497,959)	2,498,826

Foreign Corporate Obligations — 2.6%(g)
GERMANY — 2.6%
	Deutsche Telekom International Finance BV,
635,000	2.23%, 01/17/20 (d)	635,042
787,000	EMD Finance, 2.40%, 03/19/20 (d)	787,272
800,000	Volkswagen International Finance NV, 4.00%, 08/12/20	809,522

		2,231,836

UNITED KINGDOM — 0.0%
20,000	BAT Capital Corp., VAR ICE LIBOR USD 3 Month+0.590%, 2.50%, 08/14/20	20,037

	Total Foreign Corporate Obligations (Cost $2,250,935)	2,251,873

Agency Mortgage-Backed Securities — 1.5%
45,040	Federal Home Loan Mortgage Corp. 5.00%, 6/1/2041	50,222

Shares		Value ($)
Agency Mortgage-Backed Securities (continued)
384,668	Federal National Mortgage Assoc. 3.00%, 2/1/2043 to 6/1/2043 (h)	396,773
171,938	3.50%, 11/1/2042 to 2/1/2043 (h)	182,809
64,639	4.00%, 2/1/2044	69,178
126,385	4.50%, 2/1/2040 to 1/1/2041 (h)	137,312
59,041	5.00%, 6/1/2041	65,793
94,611	Government National Mortgage Assoc. 3.00%, 4/20/2043 to 6/20/2043 (h)	98,056
94,313	3.50%, 5/20/2043	99,299
107,847	4.00%, 1/20/2041 to 4/20/2043 (h)	114,497
39,510	4.50%, 5/20/2040 to 3/20/2041 (h)	42,695

	Total Agency Mortgage-Backed Securities (Cost $1,220,012)	1,256,634

Preferred Stock — 0.3%
ENERGY — 0.3%
9,850	Energy Transfer Operating LP 7.38%, (e)(i)	238,567

	Total Preferred Stock (Cost $234,035)	238,567

Master Limited Partnership — 0.2%
ENERGY — 0.2%
11,400	Energy Transfer LP	146,262

	Total Master Limited Partnerships (Cost $152,925)	146,262

Non-Agency Collateralized Mortgage-Backed Securities — 0.1%
	JPMBB Commercial Mortgage Securities Trust, Series 2013-C17, Class C
60,000	4.89%, 1/15/2047 (i)	64,325
	WFRBS Commercial Mortgage Trust, Series 2014-LC14, Class AS
40,000	4.35%, 3/15/2047 (i)	42,673

	Total Non-Agency Collateralized Mortgage-Backed Securities (Cost $101,155)	106,998

Asset-Backed Security — 0.0%
	Bear Stearns Asset Backed Securities Trust, Series 2003-ABF1, Class A
1	VAR ICE LIBOR USD 1 Month+0.740%, 2.53%, 1/25/2034	1

	Total Asset-Backed Security (Cost $1)	1

INVESTMENT PORTFOLIO (unaudited)(continued)

As of December 31, 2019	Highland Total Return Fund

Shares		Value ($)
Agency Collateralized Mortgage Obligations — 0.0%
49,988	Federal National Mortgage Assoc. REMIC, Series 2012-93, Class SW VAR ICE LIBOR USD 1 Month+6.100%, 4.31%, 9/25/2042 (l)	8,705
3,334	Federal National Mortgage Assoc. STRIPS, Series 2004-354, Class 1 0.00%, 12/25/2034 (m)	3,174

	Total Agency Collateralized Mortgage Obligations (Cost $28,535)	11,879

Cash Equivalent — 5.3%
MONEY MARKET FUND(n) — 5.3%
4,492,956	Dreyfus Treasury & Agency Cash Management, Institutional Class 1.490%	4,492,956

	Total Cash Equivalent (Cost $4,492,956)	4,492,956

Total Investments - 100.3%		85,181,094

(Cost $81,016,011)
Other Assets & Liabilities, Net - (0.3)%		(226,429)

Net Assets - 100.0%		84,954,665

(a)	Non-income producing security.
(b)

Securities with a total aggregate value of $13,975, or 0.0% of net assets, were classified as Level 3 within the three-tier fair value hierarchy. Please see Notes to Investment Portfolio for an explanation of this hierarchy, as well as a list of unobservable inputs used in the valuation of these instruments.

(c)

Represents fair value as determined by the Fund’s Board of Trustees (the “Board”), or its designee in good faith, pursuant to the policies and procedures approved by the Board. The Board considers fair valued securities to be securities for which market quotations are not readily available and these securities may be valued using a combination of observable and unobservable inputs. Securities with a total aggregate value of $13,975, or 0.0% of net assets, were fair valued under the Fund’s valuation procedures as of December 31, 2019. Please see Notes to Investment Portfolio.

(d)

Securities exempt from registration under Rule 144A of the 1933 Act. These securities may only be resold in transaction exempt from registration to qualified institutional buyers. At December 31, 2019, these securities amounted to $1,895,448 or 2.2% of net assets.

(e)	Perpetual security with no stated maturity date.
(f)	Rate shown represents the effective yield to maturity at date of purchase.
(g)

As described in the Fund’s prospectus, a company is considered to be a non-U.S. issuer if the company’s securities principally trade on a market outside of the United States, the company derives a majority of its revenues or profits outside of the United States, the company is not organized in the United States, or the company is significantly exposed to the economic fortunes and risks of regions outside the United States.

(h)	Securities are grouped by coupon and represent a range of maturities.
(i)

Variable or floating rate security. The base lending rates are generally the lending rate offered by one or more European banks such as the LIBOR. The interest rate shown reflects the rate in effect December 31, 2019. Current LIBOR rates include 1 month which is equal to 1.76% and 3 months equal to 1.91%.

(l)

Interest only security (“IO”). These types of securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the “interest only” holding.

(m)

Principal only security (“PO”). These types of securities represent the right to receive the monthly principal payments on an underlying pool of mortgages. No payments of interest on the pool are passed through to the “principal only” holder.

(n)	Rate shown is 7 day effective yield.

The Fund invested in the following countries as of December 31, 2019:

Country	Percentage (based on Total Investments)*
United States	78.8%
France	12.2%
Japan	4.4%
Germany	2.8%
Mexico	1.4%
United Kingdom	0.2%
Canada	0.2%

100.0%

Industry[1]	Domestic	Foreign	Percentage (based on Total Investments)*
Media & Entertainment	12.3%	10.7%	23.0%
Commercial Services & Supplies	9.2%	0.0%	9.2%
Diversified Financials	6.2%	0.0%	6.2%
Telecommunication Services	5.4%	0.2%	5.6%
Transportation	0.0%	3.3%	3.3%
Materials	3.1%	0.0%	3.1%
Food, Beverage & Tobacco	1.6%	1.4%	3.0%
Real Estate	3.0%	0.0%	3.0%
Consumer Durables & Apparel	0.0%	2.6%	2.6%
Retailing	1.7%	0.0%	1.7%
Energy	0.4%	0.3%	0.7%
Health Care Equipment & Services	0.2%	0.0%	0.2%
Semiconductors & Semiconductor Equipment	0.2%	0.0%	0.2%
Banks	0.1%	0.0%	0.1%

			61.9%

INVESTMENT PORTFOLIO (unaudited)(concluded)

As of December 31, 2019	Highland Total Return Fund

Sector	Percentage (based on Total Investments)*
Corporate Obligation	20.2%
U.S. Treasury Obligation	2.9%
Foreign Corporate Obligation	2.6%
Agency Mortgage-Backed Security	1.5%
Other (each less than 1.0%)	0.6%

27.8%

Other Instruments	Percentage (based on Total Investments)*
Cash Equivalent	5.3%
Registered Investment Companies	5.0%

10.3%

100.0%

1	Includes domestic and foreign equity securities
*	The calculated percentages are based on total investments. The other assets & liabilities, net line has been excluded from the calculation